INCOME PER SHARE (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Numerator:
Net income attributable to Hollysys Automation Technologies Ltd (in dollars)	$ 51,994,402	$ 56,221,847	$ 41,469,998
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	56,167,592	55,659,765	54,564,842
Effect of dilutive securities share options	206,506	148,139	382,070
Restricted shares	38,371	20,457	2,368
Weighted average ordinary shares outstanding used in computing diluted income per share	56,412,469	55,828,361	54,949,280
Income per share - basic (in dollars per share)	$ 0.93	$ 1.01	$ 0.76
Income per share - diluted (in dollars per share)	$ 0.92	$ 1.01	$ 0.75